FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Significant Unobservable Inputs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 114	$ 55
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	0	0
Level 3 | Indexed annuity and variable annuity product
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 872	$ 726